UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Balanced Portfolio

The schedules are not audited.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 51.1%
		Consumer Discretionary: 5.8%
3,582		Aarons, Inc.	$156,283	0.0
2,658		Adtalem Global Education, Inc.	95,289	0.0
1,200		Aisin Seiki Co., Ltd.	63,267	0.0
1,970	(1)	Amazon.com, Inc.	1,893,859	0.4
4,450	(1)	Berkeley Group Holdings PLC	222,977	0.1
4,949	(2)	Big Lots, Inc.	265,118	0.1
5,382		Brunswick Corp.	301,231	0.1
10,845		Burberry Group PLC	256,067	0.1
10,713	(1)	Burlington Stores, Inc.	1,022,663	0.2
6,921		CalAtlantic Group, Inc.	253,516	0.1
1,153		Carter's, Inc.	113,859	0.0
21,813		CBS Corp. - Class B	1,265,154	0.3
3,954		Cheesecake Factory	166,542	0.0
2,189		Cie Generale des Etablissements Michelin	319,377	0.1
44,985		Coach, Inc.	1,811,996	0.4
47,096		Comcast Corp. – Class A	1,812,254	0.4
1,901		Dana, Inc.	53,152	0.0
2,856	(1)	Deckers Outdoor Corp.	195,379	0.1
7,034		Dick's Sporting Goods, Inc.	189,988	0.1
16,120	(1)	Dish Network Corp. - Class A	874,188	0.2
10,676	(1)	Dollar Tree, Inc.	926,890	0.2
1,898		Domino's Pizza, Inc.	376,848	0.1
1,730	(2)	Electrolux AB	58,882	0.0
4,810		Expedia, Inc.	692,351	0.2
2,607		Ferrari NV	288,459	0.1
4,913	(2)	Flight Centre Travel Group Ltd.	173,882	0.0
6,400		Subaru Corp.	230,830	0.0
17,000		Galaxy Entertainment Group Ltd.	120,181	0.0
6,164		Gentex Corp.	122,047	0.0
6,270		Hasbro, Inc.	612,391	0.1
9,670		Hilton Worldwide Holdings, Inc.	671,581	0.2
10,410		Home Depot, Inc.	1,702,660	0.4
2,790		Hugo Boss AG	246,180	0.1
2,177		Jack in the Box, Inc.	221,880	0.1
1,232		John Wiley & Sons, Inc.	65,912	0.0
10,296	(2)	KB Home	248,340	0.1
7,340	(1)	Live Nation Entertainment, Inc.	319,657	0.1
2,232		LVMH Moet Hennessy Louis Vuitton SE	617,004	0.1
9,041		Marriott International, Inc.	996,861	0.2
15,100		Mazda Motor Corp.	231,331	0.0
7,563	(1)	Michaels Cos, Inc.	162,378	0.0
2,250		Next PLC	158,608	0.0
5,575		Nokian Renkaat OYJ	248,072	0.1
32	(1)	NVR, Inc.	91,360	0.0
7,557		Office Depot, Inc.	34,309	0.0
24,800		Panasonic Corp.	359,897	0.1
2,577		Pandora A/S	254,794	0.1
7,634		Persimmon PLC	264,192	0.1
11,411		Peugeot S.A.	271,639	0.1
4,216		Renault S.A.	414,251	0.1
1,900		Shimamura Co., Ltd.	227,914	0.0
1,974	(1)	Sotheby's	91,021	0.0
102,572		Taylor Wimpey PLC	268,835	0.1
2,473		Thor Industries, Inc.	311,375	0.1
5,100		Toyota Motor Corp.	304,105	0.1
3,401		Vail Resorts, Inc.	775,836	0.2
10,152		WPP PLC	188,381	0.0
			24,683,293	5.8

		Consumer Staples: 4.1%
566		Anheuser-Busch InBev SA/NV	67,658	0.0
363	(1),(2)	Boston Beer Co., Inc.	56,700	0.0
4,132		British American Tobacco PLC	258,678	0.1
12,656		Church & Dwight Co., Inc.	613,183	0.1
23,312		Coca-Cola Co.	1,049,273	0.3
9,753		Dean Foods Co.	106,113	0.0
19,442		Diageo PLC	639,359	0.1
43,470		Distribuidora Internacional de Alimentacion SA	253,868	0.0
9,912		Dr Pepper Snapple Group, Inc.	876,915	0.2
3,432		Energizer Holdings, Inc.	158,043	0.0
1,983		Flowers Foods, Inc.	37,300	0.0
3,005		Heineken Holding NV	282,321	0.1
2,544		Ingredion, Inc.	306,908	0.1
16,077		Koninklijke Ahold Delhaize NV	300,391	0.1
13,454		Kraft Heinz Co.	1,043,358	0.2
12,486		Marine Harvest	246,914	0.1
19,500	(1)	Monster Beverage Corp.	1,077,375	0.3
14,707		Nestle S.A.	1,234,524	0.3
1,754		Nu Skin Enterprises, Inc.	107,836	0.0
13,200		PepsiCo, Inc.	1,470,876	0.3
21,912		Philip Morris International, Inc.	2,432,451	0.6
17,568		Sysco Corp.	947,794	0.2
28,019		Tate & Lyle PLC	243,294	0.0
5,900		Unilever NV	348,753	0.1
8,223		Unilever PLC	475,941	0.1
6,373	(1)	United Natural Foods, Inc.	265,053	0.1
28,113		Wal-Mart Stores, Inc.	2,196,750	0.5
262,500	(3)	WH Group Ltd.	279,563	0.1
81,190		WM Morrison Supermarkets PLC	254,688	0.1
			17,631,880	4.1

		Energy: 3.1%
25,550		BP PLC	163,673	0.0
6,636		Caltex Australia Ltd.	167,436	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
37,718		Canadian Natural Resources Ltd.	$1,263,176	0.3
6,727	(1)	Diamondback Energy, Inc.	658,977	0.2
9,770		EOG Resources, Inc.	945,150	0.2
2,511		EQT Corp.	163,818	0.0
35,258		Exxon Mobil Corp.	2,890,451	0.7
6,272	(1)	Gulfport Energy Corp.	89,940	0.0
24,790		Halliburton Co.	1,141,084	0.3
3,059		HollyFrontier Corp.	110,032	0.0
22,700	(1)	Inpex Corp.	241,413	0.1
5,598		Neste Oyj	244,656	0.1
1,754	(1)	OMV AG	102,258	0.0
8,081		Patterson-UTI Energy, Inc.	169,216	0.1
6,246	(2)	PBF Energy, Inc.	172,452	0.1
13,886	(1)	QEP Resources, Inc.	119,003	0.0
12,287		Repsol SA	226,748	0.1
38,176		Royal Dutch Shell PLC - Class A ADR	2,312,702	0.6
18,452		Schlumberger Ltd.	1,287,211	0.3
27,401	(1)	Southwestern Energy Co.	167,420	0.0
3,521		Total S.A.	189,057	0.0
9,006	(1),(2)	Transocean Ltd.	96,905	0.0
1,916		World Fuel Services Corp.	64,971	0.0
			12,987,749	3.1

		Financials: 9.0%
6,371	(3)	ABN AMRO Group NV	190,774	0.0
79,600		AIA Group Ltd.	589,303	0.1
2,380		Allianz SE	534,514	0.1
17,774		Allstate Corp.	1,633,608	0.4
5,518		Ameriprise Financial, Inc.	819,478	0.2
9,100		AXA S.A.	275,111	0.1
21,153		Banco Santander SA	147,961	0.0
6,332		Bank of the Ozarks, Inc.	304,253	0.1
146,325		Barclays PLC	379,418	0.1
5,560		BNP Paribas	448,555	0.1
58,000		BOC Hong Kong Holdings Ltd.	282,518	0.1
1,589		Cathay General Bancorp.	63,878	0.0
4,470		Chemical Financial Corp.	233,602	0.1
36,000		Chiba Bank Ltd.	257,815	0.1
43,913		Citizens Financial Group, Inc.	1,662,985	0.4
17,477		Comerica, Inc.	1,332,796	0.3
2,396		Commonwealth Bank of Australia	141,875	0.0
16,277		Credit Agricole SA	296,307	0.1
1,192		Cullen/Frost Bankers, Inc.	113,145	0.0
8,321		Danske Bank A/S	333,452	0.1
4,000		DBS Group Holdings Ltd.	61,576	0.0
38,895		Direct Line Insurance Group PLC	189,616	0.0
6,498		East West Bancorp, Inc.	388,450	0.1
1,526		Eaton Vance Corp.	75,339	0.0
2,470		Eurazeo SA	220,773	0.0
2,460		Federated Investors, Inc.	73,062	0.0
5,470		First American Financial Corp.	273,336	0.1
15,706		First Horizon National Corp.	300,770	0.1
1,409		Hanover Insurance Group, Inc.	136,574	0.0
43,835		Hartford Financial Services Group, Inc.	2,429,774	0.6
66,937		HSBC Holdings PLC	661,727	0.1
3,379		Industrivarden AB	85,717	0.0
26,339		ING Groep NV	485,487	0.1
60,504		Insurance Australia Group Ltd.	303,027	0.1
38,847		Intercontinental Exchange, Inc.	2,668,789	0.6
32,275		Investec PLC - INVP - GBP	235,942	0.1
6,513		Investor AB	322,226	0.1
42,765		JPMorgan Chase & Co.	4,084,485	1.0
88,707		Keycorp	1,669,466	0.4
8,111		Kinnevik AB	264,975	0.1
41,078		Lazard Ltd.	1,857,547	0.4
4,055		Legg Mason, Inc.	159,402	0.0
3,080		Macquarie Group Ltd.	220,516	0.0
1,403		MarketAxess Holdings, Inc.	258,868	0.1
2,712		MB Financial, Inc.	122,094	0.0
23,386		Mediobanca S.p.A.	251,315	0.1
26,310		Metlife, Inc.	1,366,804	0.3
76,800		Mitsubishi UFJ Financial Group, Inc.	499,341	0.1
7,500		MS&AD Insurance Group Holdings, Inc.	241,698	0.1
155,500		Mizuho Financial Group, Inc.	272,598	0.1
309		MSCI, Inc. - Class A	36,122	0.0
3,109		National Australia Bank Ltd.	77,081	0.0
17,244	(1)	Natixis SA	138,002	0.0
6,629		NN Group NV	277,597	0.1
52,300		Nomura Holdings, Inc.	293,455	0.1
103,914		Old Mutual PLC	270,693	0.1
14,641		Old Republic International Corp.	288,281	0.1
14,700	(1)	Oversea-Chinese Banking Corp., Ltd.	121,102	0.0
3,872		PacWest Bancorp	195,575	0.0
3,554		Primerica, Inc.	289,829	0.1
15,631		Progressive Corp.	756,853	0.2
8,262		QBE Insurance Group Ltd.	65,134	0.0
1,570		Reinsurance Group of America, Inc.	219,062	0.0
15,900		Shinsei Bank Ltd.	254,823	0.1
781	(1)	Signature Bank	99,999	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
8,526		Societe Generale	$499,633	0.1
4,832		Stifel Financial Corp.	258,319	0.1
294	(1)	SVB Financial Group	55,004	0.0
15,492		TCF Financial Corp.	263,984	0.1
2,590	(1)	UniCredit SpA	55,269	0.0
55,044		Wells Fargo & Co.	3,035,677	0.7
3,849	(1)	Western Alliance Bancorp.	204,305	0.0
2,196		Westpac Banking Corp.	55,237	0.0
21,000	(1)	Yamaguchi Financial Group, Inc.	246,031	0.1
			38,279,709	9.0

		Health Care: 6.4%
1,566	(1)	Abiomed, Inc.	264,028	0.1
25,100		Astellas Pharma, Inc.	319,461	0.1
8,197		AstraZeneca PLC	545,112	0.1
24,456	(2)	AstraZeneca PLC ADR	828,569	0.2
4,544		Bayer AG	620,722	0.2
2,020	(1)	Biogen, Inc.	632,502	0.1
4,167	(1)	Bioverativ, Inc.	237,811	0.1
42,022	(1)	Boston Scientific Corp.	1,225,782	0.3
9,489	(1)	Celgene Corp.	1,383,686	0.3
1,128	(1)	Charles River Laboratories International, Inc.	121,846	0.0
24,213		Gilead Sciences, Inc.	1,961,737	0.5
6,504		GlaxoSmithKline PLC	130,019	0.0
5,072	(1)	Globus Medical, Inc.	150,740	0.0
1,806	(1)	Halyard Health, Inc.	81,324	0.0
6,105		Healthsouth Corp.	282,967	0.1
2,602		Hill-Rom Holdings, Inc.	192,548	0.0
28,225		Johnson & Johnson	3,669,532	0.9
322		Lonza Group AG	84,610	0.0
6,064	(1)	Mallinckrodt PLC - W/I	226,612	0.1
3,058	(1)	Masimo Corp.	264,700	0.1
2,800	(1)	Medipal Holdings Corp.	48,671	0.0
1,594	(1)	Mednax, Inc.	68,733	0.0
19,286		Medtronic PLC	1,499,872	0.4
31,765		Merck & Co., Inc.	2,033,913	0.5
11,638		Novartis AG	998,249	0.3
11,053		Novo Nordisk A/S	531,414	0.1
1,289	(1)	NuVasive, Inc.	71,488	0.0
1,389		Owens & Minor, Inc.	40,559	0.0
1,364	(1)	Parexel International Corp.	120,141	0.0
72,456		Pfizer, Inc.	2,586,679	0.6
3,782		Roche Holding AG	966,755	0.2
1,409		Sanofi	140,261	0.0
5,100		Shionogi & Co., Ltd.	278,801	0.1
2,097		Shire PLC ADR	321,135	0.1
1,941		STERIS PLC	171,584	0.0
182		Teleflex, Inc.	44,038	0.0
12,876		UnitedHealth Group, Inc.	2,521,765	0.6
2,028	(1)	WellCare Health Plans, Inc.	348,289	0.1
16,768		Zoetis, Inc.	1,069,128	0.2
			27,085,783	6.4

		Industrials: 6.1%
3,034	(1)	Adecco Group AG	236,477	0.1
2,209		Alaska Air Group, Inc.	168,480	0.0
4,611		Ametek, Inc.	304,510	0.1
6,400		Asahi Glass Co., Ltd.	237,716	0.0
9,067		Atlas Copco AB - A	384,643	0.1
34,348		Aurizon Holdings Ltd.	132,363	0.0
5,318		Bouygues	252,449	0.1
1,707		Brink's Co.	143,815	0.0
3,341		Carlisle Cos., Inc.	335,069	0.1
7,106		CIMIC Group Ltd.	246,946	0.0
3,417		Crane Co.	273,326	0.1
2,627		Curtiss-Wright Corp.	274,627	0.1
6,693		Deere & Co.	840,574	0.2
23,507		Delta Air Lines, Inc.	1,133,508	0.3
3,109		Deluxe Corp.	226,833	0.0
9,570		Deutsche Lufthansa AG	266,130	0.1
3,993		EMCOR Group, Inc.	277,034	0.1
10,643		Emerson Electric Co.	668,806	0.2
3,585		EnerSys	247,974	0.1
571	(1)	Esterline Technologies Corp.	51,476	0.0
4,372		Ferguson PLC	286,843	0.1
6,690		General Dynamics Corp.	1,375,330	0.3
987	(1)	Genesee & Wyoming, Inc.	73,048	0.0
1,029		Herman Miller, Inc.	36,941	0.0
1,529		Hochtief AG	258,251	0.1
1,378		Huntington Ingalls Industries, Inc.	312,034	0.1
281		IDEX Corp.	34,133	0.0
7,600		Ingersoll-Rand PLC - Class A	677,692	0.2
6,157		International Consolidated Airlines Group SA	49,068	0.0
4,033		Intertek Group PLC	269,578	0.1
15,830	(1)	JetBlue Airways Corp.	293,330	0.1
11,699		LIXIL Group Corp.	310,680	0.1
833	(1)	KLX, Inc.	44,091	0.0
5,730		L3 Technologies, Inc.	1,079,704	0.2
3,099		Manpowergroup, Inc.	365,124	0.1
5,133		Masco Corp.	200,238	0.0
19,900		Mitsubishi Corp.	462,990	0.1
2,634		Nordson Corp.	312,129	0.1
20,900		Obayashi Corp.	250,684	0.0
985		Orbital ATK, Inc.	131,163	0.0
1,155		Oshkosh Corp.	95,334	0.0
2,377		Owens Corning, Inc.	183,861	0.0
5,284		Parker Hannifin Corp.	924,806	0.2
53,486		Qantas Airways Ltd.	244,983	0.0
5,874	(1)	Quanta Services, Inc.	219,511	0.0
8,747		Relx NV	186,078	0.0
3,386		Regal-Beloit Corp.	267,494	0.1
6,384		Rockwell Automation, Inc.	1,137,693	0.3
45,903		Royal Mail PLC	236,358	0.0
17,488		Sandvik AB	302,030	0.1
4,400	(1)	Shimizu Corp.	48,809	0.0
5,145	(1)	Siemens AG	726,004	0.2
3,053		SKF AB - B Shares	66,655	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,917		Stanley Black & Decker, Inc.	$591,349	0.1
5,100		Taisei Corp.	267,454	0.1
27,337		Timken Co.	1,327,211	0.3
24,000		Toppan Printing Co., Ltd.	238,086	0.0
5,010		Toro Co.	310,921	0.1
8,000		Toyota Tsusho Corp.	262,925	0.1
10,218		Union Pacific Corp.	1,184,981	0.3
333		Valmont Industries, Inc.	52,647	0.0
3,209		Vestas Wind Systems A/S	288,443	0.1
24,702		Volvo AB - B Shares	476,947	0.1
4,525	(1)	WABCO Holdings, Inc.	669,700	0.2
13,376		Waste Management, Inc.	1,046,939	0.2
6,966		Watsco, Inc.	1,122,014	0.3
506		Woodward, Inc.	39,271	0.0
			26,044,311	6.1

		Information Technology: 8.7%
9,755		Activision Blizzard, Inc.	629,295	0.1
6,736	(1)	Adobe Systems, Inc.	1,004,876	0.2
1,598	(1)	Alphabet, Inc. - Class A	1,556,005	0.4
19,494		Apple, Inc.	3,004,415	0.7
11,277	(1)	ARRIS International PLC	321,282	0.1
1,049	(1)	Atos SE	162,707	0.0
3,535		Belden, Inc.	284,674	0.1
1,094		Broadridge Financial Solutions, Inc. ADR	88,417	0.0
7,300		Brother Industries Ltd.	170,205	0.0
2,297		Cap Gemini SA	269,263	0.1
4,946		CDK Global, Inc.	312,043	0.1
10,662	(1)	Ciena Corp.	234,244	0.1
4,497	(1)	Cirrus Logic, Inc.	239,780	0.1
42,839		Cisco Systems, Inc.	1,440,676	0.3
324		Cognex Corp.	35,731	0.0
3,909	(1)	Commvault Systems, Inc.	237,667	0.1
8,926	(2)	Convergys Corp.	231,094	0.0
1,869	(1)	CoreLogic, Inc.	86,385	0.0
9,414	(1)	Electronic Arts, Inc.	1,111,417	0.3
11,579	(1)	Facebook, Inc.	1,978,504	0.5
10,121		Fidelity National Information Services, Inc.	945,200	0.2
5,858	(1)	Fiserv, Inc.	755,448	0.2
8,052	(1)	Fortinet, Inc.	288,584	0.1
7,500		Fuji Film Holdings Corp.	291,385	0.1
1,400		Hirose Electric Co., Ltd.	197,132	0.0
6,122	(1)	Integrated Device Technology, Inc.	162,723	0.0
1,775		InterDigital, Inc.	130,906	0.0
3,295		j2 Global, Inc.	243,435	0.1
3,841		Jabil, Inc.	109,661	0.0
979		Jack Henry & Associates, Inc.	100,631	0.0
1,822		Leidos Holdings, Inc.	107,899	0.0
2,816		LogMeIn, Inc.	309,901	0.1
11,936		Mastercard, Inc. - Class A	1,685,363	0.4
1,647		Maximus, Inc.	106,231	0.0
15,371	(2)	Microchip Technology, Inc.	1,380,008	0.3
3,236	(1)	Microsemi Corp.	166,589	0.0
61,979		Microsoft Corp.	4,616,816	1.1
4,700		Mixi, Inc.	226,991	0.1
4,459		Motorola Solutions, Inc.	378,435	0.1
7,465	(1)	NCR Corp.	280,087	0.1
7,245	(1),(2)	Netscout Systems, Inc.	234,376	0.1
3,174		Nice Ltd.	257,096	0.1
7,117	(1)	Nuance Communications, Inc.	111,879	0.0
7,800		Omron Corp.	397,741	0.1
35,032		Oracle Corp.	1,693,797	0.4
9,910		Paychex, Inc.	594,204	0.1
1,116		Plantronics, Inc.	49,350	0.0
24,186		Qualcomm, Inc.	1,253,802	0.3
892	(1)	Red Hat, Inc.	98,887	0.0
4,600		Rohm Co., Ltd.	394,720	0.1
4,265		Sabre Corp.	77,196	0.0
13,043	(1)	Salesforce.com, Inc.	1,218,477	0.3
1,237		SAP SE	135,631	0.0
3,264		Science Applications International Corp.	218,198	0.0
4,947		Skyworks Solutions, Inc.	504,099	0.1
1,252	(1),(2)	Synaptics, Inc.	49,053	0.0
691	(1)	Take-Two Interactive Software, Inc.	70,641	0.0
2,756	(1)	Tech Data Corp.	244,871	0.1
12,926		Texas Instruments, Inc.	1,158,687	0.3
2,100		Tokyo Electron Ltd.	323,293	0.1
3,100	(1)	Trimble, Inc.	121,675	0.0
7,310	(1)	Vantiv, Inc.	515,136	0.1
2,475		Versum Materials, Inc.	96,079	0.0
13,311		Vishay Intertechnology, Inc.	250,247	0.1
11,383	(1),(2)	VMware, Inc.	1,242,910	0.3
			37,194,150	8.7

		Materials: 2.5%
8,464		Anglo American PLC	152,169	0.0
1,628	(1)	Axalta Coating Systems Ltd.	47,082	0.0
6,575		BASF SE	700,472	0.2
13,464	(1)	Berry Plastics Group, Inc.	762,736	0.2
5,195	(1)	BHP Billiton Ltd.	105,157	0.0
30,540		BlueScope Steel Ltd.	263,820	0.1
1,296		Cabot Corp.	72,317	0.0
1,588		Chemours Co.	80,369	0.0
877	(2)	Compass Minerals International, Inc.	56,917	0.0
3,192	(3)	Covestro AG	274,672	0.1
11,370	(1)	Crown Holdings, Inc.	679,016	0.2
38,571		DowDuPont, Inc.	2,670,270	0.6

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
932		Eagle Materials, Inc.	$99,444	0.0
3,257		Evonik Industries AG	116,445	0.0
56,127		Fortescue Metals Group Ltd.	227,300	0.1
798		Greif, Inc. - Class A	46,715	0.0
9,247	(1)	Louisiana-Pacific Corp.	250,409	0.1
2,173		Minerals Technologies, Inc.	153,523	0.0
18,300		Mitsubishi Chemical Holdings Corp.	174,472	0.0
10,300		Mitsubishi Gas Chemical Co., Inc.	241,674	0.1
8,600		Mitsui Chemicals, Inc.	261,590	0.1
2,673		Mondi PLC	71,864	0.0
9,706		Nucor Corp.	543,924	0.1
1,746		Packaging Corp. of America	200,231	0.0
6,473		PolyOne Corp.	259,114	0.1
1,194		Reliance Steel & Aluminum Co.	90,947	0.0
7,081		Rio Tinto Ltd.	371,150	0.1
5,200		Shin-Etsu Chemical Co., Ltd.	465,400	0.1
10,234		Steel Dynamics, Inc.	352,766	0.1
4,000		Tosoh Corp.	90,289	0.0
4,230		UPM-Kymmene OYJ	114,764	0.0
12,569		Valvoline, Inc.	294,743	0.1
4,446		Worthington Industries, Inc.	204,516	0.1
			10,496,277	2.5

		Real Estate: 2.4%
7,887		American Tower Corp.	1,077,995	0.3
2,183		Camden Property Trust	199,635	0.1
142,400		CapitaLand Mall Trust	210,159	0.0
9,000		CK Asset Holdings Ltd.	74,820	0.0
8,723		CoreCivic, Inc.	233,515	0.1
19,974		Cousins Properties, Inc.	186,557	0.0
8,847		Crown Castle International Corp.	884,523	0.2
1,276		DCT Industrial Trust, Inc.	73,906	0.0
911		Equinix, Inc.	406,579	0.1
1,900		Equity Lifestyle Properties, Inc.	161,652	0.0
7,539		First Industrial Realty Trust, Inc.	226,849	0.1
1,911	(1)	Fonciere Des Regions	198,542	0.0
31,780		Gaming and Leisure Properties, Inc.	1,172,364	0.3
4,189		Geo Group, Inc./The	112,684	0.0
71,000		Hang Lung Group Ltd.	255,678	0.1
15,768		Highwoods Properties, Inc.	821,355	0.2
6,291		Hospitality Properties Trust	179,231	0.0
6,768		Klepierre	265,822	0.1
2,580		Lamar Advertising Co.	176,807	0.0
8,593		LaSalle Hotel Properties	249,369	0.1
1,289		Mack-Cali Realty Corp.	30,562	0.0
8,957		Mid-America Apartment Communities, Inc.	957,324	0.2
9,044	(2)	Omega Healthcare Investors, Inc.	288,594	0.1
4,897		Potlatch Corp.	249,747	0.1
4,730		Sabra Healthcare REIT, Inc.	103,776	0.0
1,193	(1)	SBA Communications Corp.	171,852	0.0
12,800		Hulic Co. Ltd.	125,510	0.0
58,932	(1)	Stockland	198,972	0.0
5,894	(2)	Tanger Factory Outlet Centers, Inc.	143,932	0.0
1,251		Unibail-Rodamco SE	304,420	0.1
8,573		Urban Edge Properties	206,781	0.1
123,709		Vicinity Centres	258,385	0.1
8,786		Washington Prime Group, Inc.	73,187	0.0
			10,281,084	2.4

		Telecommunication Services: 1.0%
55,655		AT&T, Inc.	2,180,007	0.5
31,586		BT Group PLC	120,137	0.0
6,990		China Mobile Ltd-SPON ADR	353,484	0.1
15,100		KDDI Corp.	398,036	0.1
7,301		Nippon Telegraph & Telephone Corp.	334,537	0.1
12,600		NTT DoCoMo, Inc.	287,995	0.1
25,628		Orange SA	419,629	0.1
7,012		Telenor ASA	148,546	0.0
24,133		Vodafone Group PLC	67,577	0.0
			4,309,948	1.0

		Utilities: 2.0%
23,068		Ameren Corp.	1,334,253	0.3
393		Atmos Energy Corp.	32,949	0.0
3,762		Black Hills Corp.	259,089	0.1
4,625	(3)	DONG Energy A/S	265,116	0.1
8,800		Electric Power Development Co., Ltd.	221,063	0.0
86,609		Enel S.p.A.	521,757	0.1
35,994		Exelon Corp.	1,355,894	0.3
8,607		Great Plains Energy, Inc.	260,792	0.1
3,115		Hawaiian Electric Industries	103,947	0.0
49,621		Iberdrola S.A.	385,832	0.1
1,175		Idacorp, Inc.	103,318	0.0
11,400		Kansai Electric Power Co., Inc.	145,914	0.0
3,404		MDU Resources Group, Inc.	88,334	0.0
5,316	(2)	National Fuel Gas Co.	300,939	0.1
10,498		NextEra Energy, Inc.	1,538,482	0.4
17,557		PG&E Corp.	1,195,456	0.3
3,750		PNM Resources, Inc.	151,125	0.0
1,065		Southwest Gas Holdings, Inc.	82,665	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
6,445		UGI Corp.	$302,013	0.1
			8,648,938	2.0

	Total Common Stock
	(Cost $193,346,032)		217,643,122	51.1

EXCHANGE-TRADED FUNDS: 11.6%
98,217		iShares 1-3 Year Treasury Bond ETF	8,294,426	2.0
7,872		iShares MSCI EAFE Index Fund	539,075	0.1
430,250	(2)	iShares MSCI Emerging Markets Index Fund	19,279,502	4.5
98,782		iShares MSCI EMU Index Fund	4,279,236	1.0
366,896		PowerShares Senior Loan Portfolio	8,497,311	2.0
111,197	(2)	SPDR Dow Jones International Real Estate	4,267,741	1.0
51,106		Vanguard REIT	4,246,398	1.0

	Total Exchange-Traded Funds
	(Cost $47,800,549)		49,403,689	11.6

MUTUAL FUNDS: 8.5%
		Affiliated Investment Companies: 7.0%
1,301,836		Voya Floating Rate Fund Class P	12,784,025	3.0
2,089,375		Voya High Yield Bond Fund - Class P	17,091,088	4.0
			29,875,113	7.0

		Unaffiliated Investment Companies: 1.5%
1,323,537	(1)	Credit Suisse Commodity Return Strategy Fund - Class I	6,538,272	1.5

	Total Mutual Funds
	(Cost $36,513,773)		36,413,385	8.5

PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.1%
14,711		Schaeffler AG	237,368	0.1

		Consumer Staples: 0.1%
2,616		Henkel AG & Co. KGaA	356,409	0.1

		Utilities: 0.0%
3,263	(1),(4)	SCE Trust VI	82,815	0.0

	Total Preferred Stock
	(Cost $646,023)		676,592	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 5.5%
		Basic Materials: 0.1%
60,000		ArcelorMittal, 6.000%, 03/01/21	$66,150	0.0
67,000		Dow Chemical Co/The, 4.625%, 10/01/44	71,659	0.0
54,000		Eastman Chemical Co., 2.700%, 01/15/20	54,671	0.0
80,000	(3)	Georgia-Pacific LLC, 2.539%, 11/15/19	80,667	0.0
37,000		Goldcorp, Inc., 3.700%, 03/15/23	38,545	0.0
90,000		International Paper Co., 4.350%, 08/15/48	91,331	0.0
100,000		Sherwin-Williams Co/The, 3.125%, 06/01/24	100,609	0.1
			503,632	0.1

		Communications: 0.8%
47,000		21st Century Fox America, Inc., 3.000%, 09/15/22	47,946	0.0
200,000	(3)	Altice Financing SA, 6.625%, 02/15/23	212,500	0.1
80,000	(3)	Amazon.com, Inc., 4.050%, 08/22/47	81,237	0.0
140,000		AT&T, Inc., 3.400%, 08/14/24	140,370	0.1
34,000		AT&T, Inc., 3.600%, 02/17/23	35,012	0.0
51,000		AT&T, Inc., 3.800%, 03/15/22	53,165	0.0
13,000		AT&T, Inc., 4.125%, 02/17/26	13,379	0.0
80,000		AT&T, Inc., 4.250%, 03/01/27	82,344	0.0
114,000		AT&T, Inc., 4.550%, 03/09/49	105,648	0.0
60,000		AT&T, Inc., 4.800%, 06/15/44	58,558	0.0
130,000		AT&T, Inc., 5.150%, 02/14/50	131,509	0.1
95,000		AT&T, Inc., 5.450%, 03/01/47	100,812	0.0
56,000		CBS Corp., 4.600%, 01/15/45	57,163	0.0
23,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	23,805	0.0
55,000		CenturyLink, Inc., 6.750%, 12/01/23	55,844	0.0
82,000	(3)	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/28	80,095	0.0
60,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	63,432	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	$77,065	0.0
100,000		Comcast Corp., 4.250%, 01/15/33	107,670	0.0
65,000	(3)	CommScope Technologies LLC, 5.000%, 03/15/27	65,325	0.0
40,000	(3)	Cox Communications, Inc., 2.950%, 06/30/23	39,413	0.0
100,000	(3)	Cox Communications, Inc., 3.150%, 08/15/24	99,483	0.0
45,000	(3)	Cox Communications, Inc., 3.500%, 08/15/27	44,359	0.0
120,000		Discovery Communications LLC, 2.950%, 03/20/23	120,245	0.1
120,000		DISH DBS Corp., 5.875%, 07/15/22	127,800	0.1
95,000		Level 3 Communications, Inc., 5.750%, 12/01/22	98,325	0.0
70,000		Netflix, Inc., 5.750%, 03/01/24	76,475	0.0
75,000		Pacific Bell Telephone Co., 7.125%, 03/15/26	92,537	0.0
34,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	34,398	0.0
65,000	(3)	Sirius XM Radio, Inc., 5.375%, 04/15/25	68,737	0.0
100,000		TEGNA, Inc., 6.375%, 10/15/23	106,750	0.0
85,000		Time Warner Cable LLC, 5.875%, 11/15/40	93,534	0.0
72,000		Time Warner, Inc., 4.050%, 12/15/23	75,906	0.0
69,000		Time Warner, Inc., 4.850%, 07/15/45	70,351	0.0
108,000		Time Warner, Inc., 5.350%, 12/15/43	116,701	0.1
130,000	(3)	Univision Communications, Inc., 5.125%, 02/15/25	131,463	0.1
120,000		Verizon Communications, Inc., 3.000%, 11/01/21	122,545	0.1
90,000		Verizon Communications, Inc., 4.500%, 08/10/33	92,539	0.0
62,000		Verizon Communications, Inc., 4.812%, 03/15/39	64,187	0.0
67,000		Verizon Communications, Inc., 4.862%, 08/21/46	68,449	0.0
24,000		Viacom, Inc., 4.375%, 03/15/43	20,739	0.0
			3,357,815	0.8

		Consumer, Cyclical: 0.4%
60,000	(3)	Alimentation Couche-Tard, Inc., 2.700%, 07/26/22	60,243	0.0
65,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	64,025	0.0
58,440		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	58,458	0.0
85,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/30	87,720	0.0
40,000		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/31	40,700	0.0
40,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/31	40,704	0.0
40,000	(5)	American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 04/15/27	39,990	0.0
20,078		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/25	21,182	0.0
75,000		CVS Health Corp., 5.125%, 07/20/45	86,540	0.0
75,140		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/24	84,627	0.0
56,000		Ford Motor Co., 5.291%, 12/08/46	58,618	0.0
100,000		General Motors Co., 5.400%, 04/01/48	103,999	0.1
33,000		General Motors Financial Co., Inc., 3.950%, 04/13/24	33,833	0.0
48,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	49,397	0.0
26,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	26,878	0.0
10,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	10,320	0.0
70,000	(3)	Hyundai Capital America, 3.250%, 09/20/22	69,939	0.0
91,000		Lowe's Cos, Inc., 3.700%, 04/15/46	88,449	0.0
55,000		McDonald's Corp., 4.875%, 12/09/45	62,099	0.0
112,000		MDC Holdings, Inc., 6.000%, 01/15/43	108,104	0.1
55,000		MGM Resorts International, 4.625%, 09/01/26	55,962	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
100,000	(3)	Nissan Motor Acceptance Corp., 2.600%, 09/28/22	$100,129	0.1
56,000		Nordstrom, Inc., 4.000%, 03/15/27	55,655	0.0
40,000		Nordstrom, Inc., 5.000%, 01/15/44	39,427	0.0
60,000		O'Reilly Automotive, Inc., 3.600%, 09/01/27	60,058	0.0
35,000	(3)	Six Flags Entertainment Corp., 4.875%, 07/31/24	35,700	0.0
70,000	(3)	Six Flags Entertainment Corp., 5.500%, 04/15/27	71,925	0.0
50,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	50,096	0.0
65,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	64,603	0.0
140,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	137,949	0.1
19,940		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	22,066	0.0
41,979		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	44,760	0.0
			1,934,155	0.4

		Consumer, Non-cyclical: 0.8%
53,000		Abbott Laboratories, 2.800%, 09/15/20	53,931	0.0
68,000		Abbott Laboratories, 4.750%, 11/30/36	75,137	0.0
60,000		Abbott Laboratories, 4.900%, 11/30/46	67,246	0.0
91,000		AbbVie, Inc., 3.200%, 05/14/26	91,315	0.0
172,000		AbbVie, Inc., 4.450%, 05/14/46	181,675	0.1
42,000		Aetna, Inc., 2.800%, 06/15/23	42,265	0.0
180,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	186,468	0.1
65,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	72,174	0.0
50,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	57,132	0.0
45,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	48,360	0.0
80,000	(3)	BAT Capital Corp., 3.222%, 08/15/24	80,285	0.0
120,000	(3)	BAT Capital Corp., 3.557%, 08/15/27	120,609	0.1
50,000	(3)	BAT Capital Corp., 4.540%, 08/15/47	51,626	0.0
191,000		Becton Dickinson and Co., 3.700%, 06/06/27	192,879	0.1
76,000		Cardinal Health, Inc., 2.616%, 06/15/22	75,999	0.0
96,000		Cardinal Health, Inc., 3.079%, 06/15/24	96,773	0.0
70,000	(2)	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	69,300	0.0
51,000		Envision Healthcare Corp., 5.625%, 07/15/22	53,359	0.0
69,000		Express Scripts Holding Co., 3.000%, 07/15/23	69,284	0.0
80,000		Gilead Sciences, Inc., 2.950%, 03/01/27	79,320	0.0
40,000	(3)	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	41,600	0.0
18,000		Humana, Inc., 3.150%, 12/01/22	18,343	0.0
69,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	67,892	0.0
216,000		Kroger Co/The, 4.450%, 02/01/47	204,600	0.1
35,000		Kroger Co/The, 5.150%, 08/01/43	35,999	0.0
45,000		Medtronic, Inc., 4.375%, 03/15/35	49,606	0.0
41,000		Medtronic, Inc., 4.625%, 03/15/45	46,752	0.0
40,000		Mylan NV, 3.750%, 12/15/20	41,494	0.0
35,000		Mylan NV, 3.950%, 06/15/26	35,684	0.0
87,000		PepsiCo, Inc., 4.450%, 04/14/46	96,673	0.0
85,000		Pfizer, Inc., 4.400%, 05/15/44	94,013	0.0
37,000		Philip Morris International, Inc., 4.250%, 11/10/44	38,674	0.0
140,000	(3)	Post Holdings, Inc., 5.000%, 08/15/26	140,087	0.1
81,000		Reynolds American, Inc., 5.850%, 08/15/45	99,400	0.1
79,000	(2)	RR Donnelley & Sons Co., 6.500%, 11/15/23	77,025	0.0
50,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	47,861	0.0
61,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	56,322	0.0
35,000		United Rentals North America, Inc., 5.500%, 07/15/25	37,711	0.0
84,000		UnitedHealth Group, Inc., 4.200%, 01/15/47	89,681	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
50,000	(3)	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	$50,437	0.0
100,000	(3)	Valeant Pharmaceuticals International, 7.250%, 07/15/22	97,875	0.1
67,000	(3)	Wm Wrigley Jr Co., 2.400%, 10/21/18	67,348	0.0
			3,300,214	0.8

		Energy: 0.8%
80,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	84,887	0.0
56,000	(2)	Anadarko Petroleum Corp., 5.550%, 03/15/26	62,539	0.0
20,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	21,500	0.0
55,000		Antero Resources Corp., 5.375%, 11/01/21	56,650	0.0
39,000		Apache Corp., 5.100%, 09/01/40	40,910	0.0
88,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	98,572	0.0
24,000		BP Capital Markets PLC, 3.119%, 05/04/26	24,009	0.0
137,000		BP Capital Markets PLC, 3.224%, 04/14/24	140,120	0.1
60,000		BP Capital Markets PLC, 3.279%, 09/19/27	59,961	0.0
41,000		Cenovus Energy, Inc., 3.800%, 09/15/23	41,244	0.0
38,000	(3)	Cenovus Energy, Inc., 5.400%, 06/15/47	38,225	0.0
23,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	24,602	0.0
114,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	126,074	0.1
15,000		Enbridge, Inc., 3.500%, 06/10/24	15,249	0.0
114,000	(2)	Energy Transfer L.P., 4.200%, 04/15/27	115,598	0.1
119,000		Energy Transfer L.P., 5.300%, 04/15/47	119,647	0.1
20,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	20,569	0.0
43,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	44,620	0.0
100,000		Enterprise Products Operating LLC, 4.875%, 08/16/77	100,750	0.0
57,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	62,481	0.0
69,000		Exxon Mobil Corp., 2.726%, 03/01/23	70,286	0.0
81,000		Exxon Mobil Corp., 3.043%, 03/01/26	82,606	0.0
81,000		Hess Corp., 5.800%, 04/01/47	83,180	0.0
15,000	(3)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	14,775	0.0
100,000		KazMunayGas National Co. JSC, 7.000%, 05/05/20	109,241	0.0
29,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	30,253	0.0
69,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	71,880	0.0
87,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	90,722	0.0
18,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	18,879	0.0
42,000		Marathon Petroleum Corp., 5.000%, 09/15/54	40,740	0.0
95,000		Occidental Petroleum Corp., 3.500%, 06/15/25	97,289	0.0
80,000		ONEOK Partners L.P., 3.375%, 10/01/22	80,900	0.0
42,000		ONEOK, Inc., 6.000%, 06/15/35	47,129	0.0
200,000	(3)	Petroleos del Peru SA, 4.750%, 06/19/32	206,180	0.1
125,000	(2)	Petroleos Mexicanos, 4.500%, 01/23/26	125,100	0.1
19,000		Petroleos Mexicanos, 4.875%, 01/18/24	19,751	0.0
70,000		Phillips 66 Partners L.P., 3.550%, 10/01/26	68,585	0.0
53,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	55,592	0.0
41,000		Energy Transfer L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	42,394	0.0
56,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	56,541	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/25	128,087	0.1
49,000		Shell International Finance BV, 4.000%, 05/10/46	49,654	0.0
65,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	66,300	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
26,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	$26,857	0.0
48,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	48,115	0.0
136,000		Williams Partners L.P., 3.600%, 03/15/22	140,616	0.1
80,000		Williams Partners L.P., 5.400%, 03/04/44	86,537	0.0
			3,256,396	0.8

		Financial: 1.6%
27,000		American International Group, Inc., 4.500%, 07/16/44	28,444	0.0
7,000		American International Group, Inc., 8.175%, 05/15/58	9,555	0.0
92,000		Air Lease Corp., 3.000%, 09/15/23	91,868	0.0
46,000		Allstate Corp./The, 4.200%, 12/15/46	49,090	0.0
32,000		American Tower Corp., 3.500%, 01/31/23	33,131	0.0
35,000		Aon PLC, 4.750%, 05/15/45	38,191	0.0
40,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	44,679	0.0
40,000	(3)	Athene Global Funding, 2.750%, 04/20/20	40,325	0.0
63,000	(3)	Athene Global Funding, 4.000%, 01/25/22	65,611	0.0
60,000		Bank of America Corp., 3.593%, 07/21/28	60,551	0.0
123,000		Bank of America Corp., 3.875%, 08/01/25	128,928	0.1
20,000		Bank of America Corp., 3.950%, 04/21/25	20,613	0.0
79,000		Bank of America Corp., 4.125%, 01/22/24	84,124	0.0
134,000		Bank of America Corp., 4.183%, 11/25/27	139,095	0.1
70,000		Bank of America Corp., 4.250%, 10/22/26	73,286	0.0
28,000		Bank of America Corp., 4.200%, 08/26/24	29,452	0.0
52,000		Bank of America Corp., 4.000%, 04/01/24	54,966	0.0
200,000		Barclays PLC, 3.250%, 01/12/21	203,879	0.1
120,000	(3)	Blackstone Holdings Finance Co. LLC, 3.150%, 10/02/27	118,518	0.0
200,000	(3)	BPCE SA, 5.150%, 07/21/24	215,846	0.1
81,000	(3)	Brighthouse Financial, Inc., 3.700%, 06/22/27	79,658	0.0
63,000	(2)	CBL & Associates L.P., 5.950%, 12/15/26	63,892	0.0
120,000		Citigroup, Inc., 2.876%, 07/24/23	120,251	0.0
77,000		Citigroup, Inc., 3.200%, 10/21/26	75,951	0.0
107,000		Citigroup, Inc., 4.450%, 09/29/27	113,290	0.0
45,000		Citigroup, Inc., 5.500%, 09/13/25	50,571	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	273,381	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	79,994	0.0
45,000	(3)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	47,587	0.0
149,000		DDR Corp., 3.375%, 05/15/23	147,146	0.1
50,000		Discover Financial Services, 5.200%, 04/27/22	54,391	0.0
135,000	(3)	ESH Hospitality, Inc., 5.250%, 05/01/25	139,894	0.1
100,000	(3)	Farmers Exchange Capital, 7.050%, 07/15/28	125,879	0.1
55,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	55,336	0.0
99,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	99,936	0.0
79,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	79,291	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	36,538	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	52,753	0.0
23,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	30,386	0.0
200,000		Government Properties Income Trust, 4.000%, 07/15/22	201,863	0.1
93,000	(3)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	99,633	0.0
59,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	80,475	0.0
50,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	52,000	0.0
200,000	(3)	ING Bank NV, 2.000%, 11/26/18	200,129	0.1
81,000		JPMorgan Chase & Co., 2.550%, 10/29/20	81,936	0.0
80,000		JPMorgan Chase & Co., 3.625%, 12/01/27	80,317	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
93,000		JPMorgan Chase & Co., 3.900%, 07/15/25	$97,992	0.0
200,000		JPMorgan Chase & Co., 4.032%, 07/24/48	204,151	0.1
49,000		Kite Realty Group L.P., 4.000%, 10/01/26	46,827	0.0
84,000	(3)	Liberty Mutual Group, Inc., 4.850%, 08/01/44	91,691	0.0
39,000		Metlife, Inc., 6.400%, 12/15/66	45,045	0.0
100,000		Mitsubishi UFJ Financial Group, Inc., 2.665%, 07/25/22	99,910	0.0
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/22	209,881	0.1
121,000		Morgan Stanley, 2.750%, 05/19/22	121,535	0.1
84,000		Morgan Stanley, 3.125%, 07/27/26	82,453	0.0
59,000		Morgan Stanley, 3.591%, 07/22/28	59,152	0.0
53,000		Morgan Stanley, 3.950%, 04/23/27	54,084	0.0
100,000		Morgan Stanley, 4.000%, 07/23/25	105,495	0.0
70,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 02/15/22	72,289	0.0
70,000		National Retail Properties, Inc., 3.500%, 10/15/27	68,627	0.0
30,000	(3)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/47	29,719	0.0
50,000		Old Republic International Corp., 3.875%, 08/26/26	50,703	0.0
120,000		ORIX Corp., 3.700%, 07/18/27	120,427	0.1
79,000		Santander UK PLC, 2.375%, 03/16/20	79,613	0.0
40,000	(3)	Santander UK PLC, 5.000%, 11/07/23	43,318	0.0
70,000		Select Income REIT, 4.150%, 02/01/22	71,173	0.0
86,000		Senior Housing Properties Trust, 3.250%, 05/01/19	86,996	0.0
120,000	(2),(3)	Standard Chartered PLC, 4.300%, 02/19/27	122,715	0.1
46,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	45,785	0.0
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/26	7,821	0.0
89,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/27	89,508	0.0
34,000		Toronto-Dominion Bank, 3.625%, 09/15/31	33,891	0.0
43,000		Travelers Cos, Inc./The, 4.000%, 05/30/47	44,634	0.0
80,000		Trinity Acquisition PLC, 6.125%, 08/15/43	97,855	0.0
75,000		Visa, Inc., 3.150%, 12/14/25	76,864	0.0
80,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	82,655	0.0
187,000		Wells Fargo & Co., 3.584%, 05/22/28	189,562	0.1
48,000		Wells Fargo & Co., 4.750%, 12/07/46	52,795	0.0
			6,737,796	1.6

		Industrial: 0.3%
39,000		Amphenol Corp., 3.200%, 04/01/24	39,584	0.0
60,000		BNSF Funding Trust I, 6.613%, 12/15/55	69,000	0.0
110,000	(3)	Builders FirstSource, Inc., 5.625%, 09/01/24	116,737	0.1
189,000		FedEx Corp., 4.400%, 01/15/47	197,164	0.1
263,000		General Electric Co., 5.000%, 12/29/49	278,504	0.1
115,000		Masco Corp., 3.500%, 11/15/27	114,027	0.0
65,000	(3)	Novelis Corp., 5.875%, 09/30/26	66,137	0.0
25,000	(3)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	27,672	0.0
56,000		Rockwell Collins, Inc., 3.200%, 03/15/24	57,058	0.0
36,000		Rockwell Collins, Inc., 3.500%, 03/15/27	36,761	0.0
85,000	(3)	Standard Industries, Inc./NJ, 5.000%, 02/15/27	88,825	0.0
			1,091,469	0.3

		Technology: 0.4%
46,000		Analog Devices, Inc., 3.500%, 12/05/26	46,524	0.0
40,000		Apple, Inc., 4.650%, 02/23/46	45,521	0.0
50,000		Apple, Inc., 2.850%, 05/11/24	50,632	0.0
120,000		Apple, Inc., 3.350%, 02/09/27	123,641	0.1
134,000		Apple, Inc., 3.000%, 06/20/27	134,264	0.1
90,000		Apple, Inc., 3.750%, 09/12/47	89,669	0.0
84,000	(3)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	86,386	0.0
25,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	26,375	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
49,000	(3)	Dell International LLC / EMC Corp., 4.420%, 06/15/21	$51,483	0.0
182,000	(3)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	199,852	0.1
75,000	(3)	First Data Corp., 5.750%, 01/15/24	78,750	0.0
34,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	36,262	0.0
96,000		Intel Corp., 2.875%, 05/11/24	97,245	0.0
46,000		KLA-Tencor Corp., 4.125%, 11/01/21	48,643	0.0
80,000		Microsoft Corp., 3.700%, 08/08/46	80,843	0.0
89,000		Microsoft Corp., 4.250%, 02/06/47	98,589	0.1
56,000		Oracle Corp., 3.850%, 07/15/36	58,043	0.0
85,000		Oracle Corp., 4.300%, 07/08/34	93,415	0.0
67,000		Qualcomm, Inc., 2.600%, 01/30/23	67,185	0.0
38,000		Qualcomm, Inc., 2.900%, 05/20/24	38,169	0.0
67,000		Qualcomm, Inc., 3.250%, 05/20/27	67,625	0.0
80,000		VMware, Inc., 3.900%, 08/21/27	80,998	0.0
			1,700,114	0.4

		Utilities: 0.3%
40,000		Black Hills Corp., 4.250%, 11/30/23	42,686	0.0
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	48,577	0.0
110,000		Commonwealth Edison Co., 3.750%, 08/15/47	110,622	0.1
59,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/26	58,111	0.0
42,000		Duke Energy Carolinas LLC, 2.950%, 12/01/26	41,890	0.0
59,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	60,677	0.0
100,000		Duke Energy Corp., 3.950%, 08/15/47	99,498	0.0
84,000		Exelon Corp., 3.497%, 06/01/22	86,594	0.0
80,000		FirstEnergy Corp., 2.850%, 07/15/22	80,245	0.0
40,000		FirstEnergy Corp., 3.900%, 07/15/27	40,786	0.0
118,000		FirstEnergy Corp., 4.250%, 03/15/23	124,946	0.1
36,000		FirstEnergy Corp., 7.375%, 11/15/31	47,981	0.0
40,000		Georgia Power Co., 4.300%, 03/15/42	42,064	0.0
97,000	(3)	Jersey Central Power & Light Co., 4.300%, 01/15/26	101,654	0.0
79,000		Mississippi Power Co., 4.250%, 03/15/42	75,315	0.0
20,000		Mississippi Power Co., 4.750%, 10/15/41	19,513	0.0
26,000		Nevada Power Co., 7.125%, 03/15/19	27,927	0.0
27,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	27,992	0.0
70,000		NiSource Finance Corp., 5.950%, 06/15/41	87,886	0.0
100,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/47	103,699	0.1
59,000		Virginia Electric & Power Co., 2.950%, 11/15/26	58,726	0.0
70,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	69,904	0.0
			1,457,293	0.3

	Total Corporate Bonds/Notes
	(Cost $22,743,026)		23,338,884	5.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
90,601		Alternative Loan Trust 2004-J7 MI, 2.257%, (1.000*US0001M + 1.020%), 10/25/34	79,852	0.0
110,067		Alternative Loan Trust 2005-10CB 1A1, 1.737%, (1.000*US0001M + 0.500%), 05/25/35	89,893	0.0
87,694		Alternative Loan Trust 2005-51 3A2A, 2.179%, (1.000*12MTA + 1.290%), 11/20/35	85,447	0.0
94,686		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	88,137	0.0
178,375		Alternative Loan Trust 2005-J2 1A12, 1.637%, (1.000*US0001M + 0.400%), 04/25/35	159,660	0.1
27,457		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	22,847	0.0
161,771		Alternative Loan Trust 2006-19CB A12, 1.637%, (1.000*US0001M + 0.400%), 08/25/36	114,718	0.0
139,321		Alternative Loan Trust 2006-HY11 A1, 1.357%, (1.000*US0001M + 0.120%), 06/25/36	123,735	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
43,548		Alternative Loan Trust 2007-23CB A3, 1.737%, (1.000*US0001M + 0.500%), 09/25/37	$27,481	0.0
210,256		Alternative Loan Trust 2007-2CB 2A1, 1.837%, (1.000*US0001M + 0.600%), 03/25/37	141,440	0.1
16,960	(3)	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	16,980	0.0
71,322		Bear Stearns ALT-A Trust 2005-7 21A1, 3.621%, 09/25/35	71,827	0.0
27,073	(3)	Bellemeade Re Ltd. 2015-1A M2, 5.537%, (1.000*US0001M + 4.300%), 07/25/25	27,733	0.0
177,672		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.543%, 03/25/36	159,468	0.1
94,749		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.737%, 09/25/37	89,595	0.0
61,403		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.517%, (1.000*US0001M + 0.280%), 08/19/45	54,438	0.0
352,203		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	395,782	0.1
96,666		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.237%, (1.000*US0001M + 5.000%), 07/25/25	105,770	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.887%, (1.000*US0001M + 3.650%), 09/25/29	105,918	0.0
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.237%, (1.000*US0001M + 3.000%), 10/25/29	206,312	0.1
149,611		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	165,023	0.1
460,875		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	493,076	0.1
439,852		Fannie Mae REMIC Trust 2009-50 HZ, 5.567%, 02/25/49	476,813	0.1
222,836		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/41	236,131	0.1
396,079		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/40	440,990	0.1
24,142		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/36	20,454	0.0
78,564		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 1.537%, (1.000*US0001M + 0.300%), 12/25/36	48,471	0.0
78,564	(6)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.463%, (-1.000*US0001M + 6.700%), 12/25/36	21,432	0.0
954,019		Freddie Mac 326 350, 3.500%, 03/15/44	987,118	0.2
209,360		Freddie Mac 4634 ZM, 5.000%, 11/15/56	258,291	0.1
159,763		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	178,284	0.1
183,504		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	208,597	0.1
116,499		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	129,454	0.0
33,053		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	36,831	0.0
87,978		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	96,329	0.0
285,280		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	318,574	0.1
111,172		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	124,064	0.0
100,906		Freddie Mac REMIC Trust 3524 LA, 5.252%, 03/15/33	109,804	0.0
107,910		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	119,676	0.0
113,852		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	123,813	0.0
23,979		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	25,799	0.0
351,591		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	356,933	0.1
460,762		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	506,732	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
460,762		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	$505,383	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.937%, (1.000*US0001M + 4.700%), 04/25/28	115,075	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.787%, (1.000*US0001M + 5.550%), 07/25/28	117,435	0.0
96,099		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	104,157	0.0
327,344		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/40	348,783	0.1
44,890		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	49,992	0.0
96,612		HomeBanc Mortgage Trust 2004-1 2A, 2.097%, (1.000*US0001M + 0.860%), 08/25/29	92,905	0.0
58,146		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.447%, (1.000*US0001M + 0.210%), 04/25/46	53,212	0.0
199,621	(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.890%, 08/25/47	201,068	0.1
44,937		Lehman XS Trust Series 2005-5N 1A2, 1.597%, (1.000*US0001M + 0.360%), 11/25/35	40,140	0.0
200,000	(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	196,222	0.1
65,794		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	57,643	0.0
31,444		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	30,250	0.0
52,643		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.517%, 10/25/36	48,769	0.0
138,405		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.747%, (1.000*US0001M + 0.510%), 08/25/45	134,837	0.1
61,254		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.215%, 08/25/46	58,164	0.0
15,733		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.072%, 12/25/36	15,001	0.0
69,284		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.798%, 04/25/37	61,817	0.0
126,844		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.029%, 07/25/37	106,397	0.0
330,931		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 4A, 1.879%, (1.000*12MTA + 0.990%), 06/25/46	265,213	0.1
242,427		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.849%, (1.000*12MTA + 0.960%), 08/25/46	178,636	0.1
41,034		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.667%, (1.000*US0001M + 0.430%), 06/25/37	32,668	0.0
54,310		Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 3.362%, 04/25/36	50,277	0.0
71,291		Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.346%, 12/28/37	69,217	0.0

	Total Collateralized Mortgage Obligations
	(Cost $10,409,827)		10,582,983	2.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.1%
2,180,000	(3),(6)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	91,071	0.0
210,000	(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.857%, 11/11/41	217,562	0.1
140,000	(3)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.966%, 02/13/42	145,134	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
53,501	(3)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.907%, 04/12/38	$53,894	0.0
260,000	(3)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	246,119	0.1
102,396	(3)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	103,259	0.0
828,674	(6)	CD 2017-CD4 XA Mortgage Trust XA, 1.484%, 05/10/50	76,553	0.0
5,481,362	(6)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.940%, 12/10/54	308,777	0.1
100,000		Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.259%, 11/10/46	106,043	0.0
70,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/49	69,371	0.0
993,277	(6)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.167%, 07/10/49	125,922	0.1
80,000		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.272%, 09/15/50	79,791	0.0
1,000,000	(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.935%, 09/15/50	71,481	0.0
905,872	(6)	COMM 2012-CR4 XA, 2.002%, 10/15/45	59,108	0.0
2,380,000	(3),(6)	COMM 2012-CR4 XB, 0.756%, 10/15/45	69,478	0.0
4,293,439	(6)	COMM 2013-CCRE13 XA, 1.083%, 11/12/46	152,131	0.1
20,000		COMM 2016-COR1 C, 4.542%, 10/10/49	20,157	0.0
1,612,189	(6)	COMM 2016-CR28 XA, 0.400%, 02/10/49	67,004	0.0
760,000	(6)	COMM 2017-COR2 XA, 1.186%, 09/10/50	69,527	0.0
926	(3)	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	923	0.0
50,000	(3)	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.493%, 05/15/36	52,397	0.0
110,000	(3)	DBJPM 16-C3 Mortgage Trust, 3.636%, 09/10/49	89,664	0.0
110,000	(3)	DBUBS 2011-LC1A E, 5.685%, 11/10/46	115,939	0.0
100,000	(3)	DBUBS 2011-LC2A D, 5.727%, 07/10/44	105,268	0.0
130,000	(3)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/34	114,945	0.0
962,330	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.362%, 04/25/21	34,800	0.0
695,263	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.566%, 05/25/22	37,767	0.0
1,480,000	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K039 X3, 2.177%, 08/25/42	187,437	0.1
742,906	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/18	9,575	0.0
629,756	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.655%, 12/25/18	8,615	0.0
976,364	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.640%, 03/25/19	16,812	0.0
951,713	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.807%, 07/25/19	20,698	0.0
1,165,145	(6)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.452%, 11/25/19	23,317	0.0
21,332,622	(3),(6)	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/45	47,623	0.0
100,000	(3)	GS Mortgage Securities Trust 2010-C2 D, 5.356%, 12/10/43	102,328	0.0
100,000	(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	89,754	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	1,462,217	(6)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.421%, 05/10/45	$95,490	0.0
	160,000		GS Mortgage Securities Trust 2014-GC20 C, 5.021%, 04/10/47	152,441	0.1
	1,942,140	(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.720%, 11/10/49	74,240	0.0
	20,108	(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.950%, 05/15/41	20,223	0.0
	1,050,000	(3),(6)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.421%, 12/15/47	16,941	0.0
	110,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	110,565	0.0
	2,538,996	(6)	JPMBB Commercial Mortgage Securities Trust 2013-C12 XA, 0.801%, 07/15/45	55,440	0.0
	946,416	(6)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.322%, 04/15/47	27,804	0.0
	17,010	(3)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.842%, 02/15/40	16,987	0.0
	4,316		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	4,369	0.0
	579,272	(3),(6)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.907%, 11/15/38	175	0.0
	2,423,769	(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.283%, 12/15/47	120,772	0.1
	100,000	(3)	Morgan Stanley Capital I Trust 2007-TOP27 B, 6.150%, 06/11/42	111,045	0.0
	100,000	(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	106,340	0.0
	93,412	(3)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	91,444	0.0
	978,562	(6)	Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 2.157%, 07/15/48	124,831	0.1
	1,331,928	(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.719%, 01/15/59	114,089	0.0
	1,770,902	(3),(6)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.753%, 12/15/45	115,422	0.0
	1,756,209	(3),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.028%, 08/15/45	124,713	0.1
	1,080,006	(3),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.505%, 03/15/48	51,839	0.0
	1,706,137	(6)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 1.097%, 09/15/46	53,435	0.0

		Total Commercial Mortgage-Backed Securities
		(Cost $4,799,940)		4,778,849	1.1

U.S. TREASURY OBLIGATIONS: 5.8%
			U.S. Treasury Bonds: 0.8%
	3,391,000		3.000%, 05/15/47	3,487,431	0.8

			U.S. Treasury Notes: 5.0%
	87,000	(2)	1.250%, 08/31/19	86,628	0.0
	4,420,000		1.375%, 09/30/19	4,410,676	1.0
	6,671,000	(2)	1.375%, 09/15/20	6,624,225	1.6
	112,000		1.875%, 07/31/22	111,733	0.0
	4,673,000		1.875%, 09/30/22	4,660,405	1.1
	2,931,000		2.125%, 09/30/24	2,929,905	0.7
	2,516,000	(2)	2.250%, 08/15/27	2,498,064	0.6
				21,321,636	5.0

		Total U.S. Treasury Obligations
		(Cost $24,909,595)		24,809,067	5.8

FOREIGN GOVERNMENT BONDS: 0.9%
	375,000		Argentine Republic Government International Bond, 6.875%, 04/22/21	409,078	0.1
ARS	500,000		Republic of Argentina, 18.200%, 10/03/21	29,736	0.0
CLP	60,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	95,050	0.0
	50,000		Brazil Government International Bond, 8.750%, 02/04/25	64,625	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
BRL	609,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	$204,235	0.1
BRL	506,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	168,777	0.1
BRL	116,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	38,533	0.0
	200,000		Colombia Government International Bond, 2.625%, 03/15/23	196,625	0.1
	31,000		Colombia Government International Bond, 8.125%, 05/21/24	39,796	0.0
COP	588,600,000		Colombian TES, 11.000%, 07/24/20	228,493	0.1
	100,000	(3)	Dominican Republic International Bond, 5.500%, 01/27/25	106,000	0.0
HUF	38,430,000		Hungary Government Bond, 7.500%, 11/12/20	176,676	0.1
	62,000		Hungary Government International Bond, 5.375%, 02/21/23	70,023	0.0
	100,000		Indonesia Government International Bond, 8.500%, 10/12/35	148,569	0.1
IDR	644,000,000		Indonesia Treasury Bond, 8.375%, 09/15/26	53,958	0.0
IDR	689,000,000		Indonesia Treasury Bond, 11.000%, 09/15/25	65,547	0.0
	55,000		Lebanon Government International Bond, 6.000%, 01/27/23	54,294	0.0
MXN	2,500,000		Mexican Bonos, 6.500%, 06/10/21	136,572	0.0
PEN	250,000	(3)	Peru Government Bond, 6.150%, 08/12/32	81,035	0.0
	50,000	(2)	Peruvian Government International Bond, 4.125%, 08/25/27	55,250	0.0
	50,000		Philippine Government International Bond, 9.500%, 02/02/30	80,547	0.0
	30,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	30,850	0.0
	50,000		Republic of Poland Government International Bond, 4.000%, 01/22/24	53,867	0.0
PLN	282,000		Republic of Poland Government Bond, 4.000%, 10/25/23	81,899	0.0
	50,000		Romanian Government International Bond, 4.375%, 08/22/23	53,681	0.0
	10,000	(3)	Romanian Government International Bond, 4.375%, 08/22/23	10,736	0.0
RUB	6,190,000		Russian Federal Bond - OFZ, 6.400%, 05/27/20	105,077	0.0
RUB	6,280,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	106,761	0.0
RUB	10,900,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	189,746	0.1
RUB	5,040,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	85,773	0.0
	200,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	212,384	0.1
	80,000		Turkey Government International Bond, 7.375%, 02/05/25	93,102	0.0
TRY	402,000		Turkey Government Bond, 9.200%, 09/22/21	106,707	0.0
	50,000		Uruguay Government International Bond, 4.375%, 10/27/27	53,981	0.0
	23,539		Uruguay Government International Bond, 7.625%, 03/21/36	33,131	0.0
UYU	3,000,000		Uruguay Government International Bond, 9.875%, 06/20/22	111,576	0.0

		Total Foreign Government Bonds
		(Cost $3,652,409)		3,832,690	0.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.7%
			Federal Home Loan Mortgage Corporation: 0.9%(7)
	20,484		2.500%, 05/01/30	20,675	0.0
	21,567		2.500%, 05/01/30	21,760	0.0
	31,448		2.500%, 06/01/30	31,729	0.0
	45,982		3.000%, 03/01/45	46,328	0.0
	50,407		3.000%, 03/01/45	50,708	0.0
	54,632		3.000%, 04/01/45	54,967	0.0
	1,754,000	(5)	3.500%, 02/15/41	1,805,867	0.5
	93,028		3.500%, 03/01/45	96,450	0.0
	92,000	(5)	4.000%, 06/15/40	96,773	0.0
	316,446		4.000%, 12/01/41	334,681	0.1
	76,241		4.000%, 12/01/42	81,002	0.0
	16,005		4.000%, 09/01/45	16,864	0.0
	18,229		4.000%, 09/01/45	19,209	0.0
	18,691		4.000%, 09/01/45	19,695	0.0
	28,424		4.000%, 09/01/45	29,950	0.0
	356,310		4.500%, 08/01/41	383,573	0.1
	600,171		4.500%, 09/01/41	646,137	0.2
	6,706		5.500%, 07/01/37	7,441	0.0
	5,429		6.500%, 12/01/31	6,089	0.0
				3,769,898	0.9

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: 1.3%(7)
37,371		2.500%, 05/01/30	$37,770	0.0
80,189		2.500%, 06/01/30	81,044	0.0
52,326		2.500%, 06/01/30	52,885	0.0
29,738		2.500%, 07/01/30	30,055	0.0
240,000		3.000%, 08/01/30	247,198	0.1
144,381		3.000%, 09/01/30	148,719	0.0
247,667		3.000%, 07/01/43	249,885	0.1
98,708		3.000%, 09/01/43	99,608	0.0
412,495		3.000%, 04/01/45	415,184	0.1
2,000	(5)	3.500%, 04/25/42	2,058	0.0
132,067		3.500%, 10/01/42	136,708	0.0
858,401		3.500%, 08/01/46	890,672	0.2
237,434		4.000%, 07/01/42	251,169	0.1
33,369		4.000%, 07/01/42	35,301	0.0
43,000	(5)	4.000%, 10/01/44	45,278	0.0
309,315		4.000%, 01/01/45	331,716	0.1
77,870		4.000%, 06/01/45	82,492	0.0
53,165		4.500%, 11/01/40	57,393	0.0
145,755		4.500%, 10/01/41	157,007	0.1
46,904		5.000%, 06/01/33	51,704	0.0
65,685		5.000%, 07/01/35	72,412	0.0
11,098		5.000%, 02/01/36	12,236	0.0
4,269		5.000%, 07/01/36	4,707	0.0
139,765		5.000%, 07/01/37	154,138	0.0
107,167		5.000%, 07/01/37	118,142	0.0
169,061		5.000%, 11/01/40	185,152	0.1
48,941		5.000%, 05/01/41	53,496	0.0
77,474		5.000%, 06/01/41	84,684	0.0
116,140		5.000%, 06/01/41	126,950	0.0
950,426		5.000%, 08/01/56	1,055,989	0.3
160,749		5.500%, 12/01/36	180,307	0.1
4,590		7.000%, 06/01/29	4,768	0.0
629		7.000%, 10/01/29	714	0.0
1,608		7.000%, 01/01/32	1,743	0.0
610		7.000%, 04/01/32	639	0.0
472		7.000%, 05/01/32	477	0.0
968		7.500%, 11/01/29	1,000	0.0
1,802		7.500%, 10/01/30	1,806	0.0
			5,463,206	1.3

		Government National Mortgage Association: 0.5%
363,000	(5)	3.000%, 05/20/45	368,076	0.1
950,000	(5)	3.500%, 07/20/42	986,052	0.2
76,943		4.000%, 11/20/40	81,481	0.0
418,000	(5)	4.000%, 06/20/41	440,222	0.1
164,719		4.000%, 03/20/46	174,298	0.1
129,880		4.500%, 08/20/41	139,701	0.0
105,991		5.140%, 10/20/60	110,159	0.0
121,742		5.310%, 10/20/60	126,086	0.0
			2,426,075	0.5

	Total U.S. Government Agency Obligations
	(Cost $11,593,541)		11,659,179	2.7

ASSET-BACKED SECURITIES: 2.8%
		Automobile Asset-Backed Securities: 0.2%
40,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	40,176	0.0
30,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	30,261	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	50,124	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	50,309	0.0
120,000	(3)	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	120,685	0.1
100,000	(3)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	100,613	0.0
110,000	(3)	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	111,531	0.1
110,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	110,827	0.0
30,000	(3)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	29,916	0.0
			644,442	0.2

		Home Equity Asset-Backed Securities: 0.1%
253,820		GSAA Home Equity Trust 2006-4 4A3, 3.412%, 03/25/36	213,327	0.1
200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	208,896	0.0
			422,223	0.1

		Other Asset-Backed Securities: 2.4%
88,589	(3)	Ajax Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	88,557	0.0
188,494	(3)	Ajax Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	190,224	0.0
120,000	(3)	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.304%, (1.000*US0003M + 2.000%), 10/15/27	120,893	0.0
250,000	(3)	ALM VIII Ltd. 2013-8A A1R, 2.794%, (1.000*US0003M + 1.490%), 10/15/28	251,900	0.1
196,124	(3),(6),(8)	American Homes 4 Rent 2015-SFR2 XS 0.000%, 4.440%, 10/17/45	–	–

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
100,000	(3)	Apidos CLO XI 2012-11A BR, 3.254%, (1.000*US0003M + 1.950%), 01/17/28	$100,682	0.0
100,000	(3)	Apidos CLO XVII 2014-17A A2R, 3.154%, (1.000*US0003M + 1.850%), 04/17/26	100,274	0.0
130,000	(3)	Apidos CLO XVII 2014-17A BR, 3.804%, (1.000*US0003M + 2.500%), 04/17/26	130,498	0.0
90,000	(3)	Apidos Clo XXV 2016-25A A1, 2.767%, (1.000*US0003M + 1.460%), 10/20/28	90,343	0.0
250,000	(3)	Avery Point IV CLO Ltd. 2014-1A CR, 3.664%, (1.000*US0003M + 2.350%), 04/25/26	251,210	0.1
250,000	(3)	Babson CLO Ltd. 2014-3A C1R, 3.954%, (1.000*US0003M + 2.650%), 01/15/26	252,396	0.1
250,000	(3)	Babson CLO Ltd. 2014-IA BR, 3.507%, (1.000*US0003M + 2.200%), 07/20/25	250,800	0.1
100,000	(3)	BlueMountain CLO 2014-4A CR, 3.867%, (1.000*US0003M + 2.550%), 11/30/26	100,867	0.0
250,000	(3)	BlueMountain CLO 2015-1A BR, 3.804%, (1.000*US0003M + 2.500%), 04/13/27	252,653	0.1
80,000	(3)	Burnham Park Clo Ltd. 2016-1A A, 2.737%, (1.000*US0003M + 1.430%), 10/20/29	80,612	0.0
250,000	(3)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, (1.000*US0003M + 1.300%), 04/20/31	250,661	0.1
250,000	(3)	Cedar Funding II CLO Ltd. 2013-1A A1R, 2.547%, (1.000*US0003M + 1.230%), 06/09/30	250,752	0.1
500,000	(3)	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.563%, (1.000*US0003M + 2.250%), 07/23/30	501,912	0.1
220,000	(3)	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.777%, (1.000*US0003M + 1.470%), 10/20/28	221,578	0.0
100,000	(3)	Cent CLO 2014-22A A2AR, 3.262%, (1.000*US0003M + 1.950%), 11/07/26	100,215	0.0
16,450		Chase Funding Trust Series 2003-5 2A2, 1.837%, (1.000*US0001M + 0.600%), 07/25/33	15,988	0.0
250,000	(3)	CIFC Funding 2014-4A C1R, 3.954%, (1.000*US0003M + 2.650%), 10/17/26	250,565	0.1
250,000	(3)	CIFC Funding 2016-1A A, 2.787%, (1.000*US0003M + 1.480%), 10/21/28	251,239	0.1
250,000	(3),(5)	Deer Creek Clo Ltd. 2017-1A A, 2.240%, (1.000*US0003M + 1.180%), 10/20/30	250,000	0.1
250,000	(3)	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, (1.000*US0003M + 1.210%), 07/18/30	250,486	0.1
250,000	(3)	Dryden Senior Loan Fund 2014-31A CR, 3.404%, (1.000*US0003M + 2.100%), 04/18/26	250,687	0.1
250,000	(3)	Dryden Senior Loan Fund 2017-47A A2, 2.745%, (1.000*US0003M + 1.350%), 04/15/28	250,951	0.1
250,000	(3)	Dryden Senior Loan Fund 2017-47A C, 3.595%, (1.000*US0003M + 2.200%), 04/15/28	250,941	0.1
250,000	(3),(5)	Dryden XXV Senior Loan Fund 2012-25A CRR, 3.154%, (1.000*US0003M + 1.850%), 10/15/27	250,000	0.1
100,000	(3)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	102,617	0.0
250,000	(8)	Gilbert Park CLO Ltd. 2017-1A A, 2.340%, 10/15/30	250,000	0.0
62,045	(3)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	64,837	0.0
250,000	(3)	KKR CLO 9 AR Ltd., 2.574%, (1.000*US0003M + 1.270%), 07/15/30	250,309	0.0
250,000	(3)	LCM XXIII Ltd. 23A A1, 2.707%, (1.000*US0003M + 1.400%), 10/20/29	251,860	0.1
11,240	(3)	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	11,299	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
100,000	(3)	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.865%, (1.000*US0003M + 1.550%), 02/15/26	$100,336	0.0
250,000	(3)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.627%, (1.000*US0003M + 1.320%), 03/17/30	250,545	0.1
250,000	(3)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.679%, (1.000*US0003M + 1.375%), 07/15/29	252,547	0.1
130,000	(3)	OHA Loan Funding Ltd. 2015-1A AR, 2.725%, (1.000*US0003M + 1.410%), 08/15/29	131,691	0.0
140,000	(3)	OHA Loan Funding Ltd. 2015-1A BR, 3.115%, (1.000*US0003M + 1.800%), 08/15/29	140,725	0.0
250,000	(3)	Palmer Square CLO 2015-1A BR Ltd., 3.866%, (1.000*US0003M + 2.550%), 05/21/29	252,814	0.1
250,000	(3)	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, (1.000*US0003M + 1.350%), 07/20/30	249,976	0.0
300,000	(3)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	304,766	0.1
130,000	(3)	Shackleton CLO Ltd. 2016-9A A, 2.807%, (1.000*US0003M + 1.500%), 10/20/28	131,236	0.0
73,476	(3)	SoFi Consumer Loan Program 2017-1 A, 3.280%, 01/26/26	74,484	0.0
200,000	(3)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/26	202,704	0.0
200,000	(3)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	201,441	0.0
170,000	(3)	Symphony CLO Ltd. 2012-9A AR, 2.754%, (1.000*US0003M + 1.450%), 10/16/28	171,740	0.0
100,000	(3)	Symphony CLO Ltd. 2016-18A B, 3.113%, (1.000*US0003M + 1.800%), 01/23/28	100,355	0.0
99,000	(3)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	101,143	0.0
24,750	(3)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/46	25,797	0.0
250,000	(3)	Thacher Park CLO Ltd. 2014-1A CR, 3.507%, (1.000*US0003M + 2.200%), 10/20/26	251,051	0.1
250,000	(3)	THL Credit Wind River 2017-2A A Clo Ltd., 2.544%, (1.000*US0003M + 1.230%), 07/20/30	251,145	0.1
250,000	(3)	THL Credit Wind River CLO Ltd. 2017-1A C, 3.604%, (1.000*US0003M + 2.300%), 04/18/29	250,948	0.1
250,000	(3)	THL Credit Wind River CLO Ltd. 2017-3A A, 2.489%, (1.000*US0003M + 1.250%), 10/15/30	249,998	0.0
210,000	(3)	Wind River CLO Ltd. 2016-2A A, 2.811%, (1.000*US0003M + 1.500%), 11/01/28	210,796	0.0
			10,445,044	2.4

		Student Loan Asset-Backed Securities: 0.1%
30,751	(3)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	31,251	0.0
67,190	(3)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	68,129	0.0
80,241	(3)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/39	77,850	0.0
100,000	(3)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	97,987	0.0
49,175	(3)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	49,311	0.0
100,000	(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/41	100,580	0.1
100,000	(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/40	100,112	0.0
			525,220	0.1

	Total Asset-Backed Securities
	(Cost $11,937,780)		12,036,929	2.8

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

			Value	Percentage of Net Assets
PURCHASED OPTIONS (9): –%
		Total Purchased Options
		(Cost $23,624)	$–	–

		Total Long-Term Investments
		(Cost $368,376,119)	395,175,369	92.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 17.7%
		Corporate Bonds/Notes: 0.1%
	100,000	(3) Barclays Bank PLC, 6.050%, 12/04/17	100,710	0.0
	100,000	(3) HBOS PLC, 6.750%, 05/21/18	102,989	0.0
	36,000	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	36,002	0.0
	181,000	(3) International Lease Finance Corp., 7.125%, 09/01/18	189,552	0.1
			429,253	0.1

		U.S. Government Agency Obligations: 0.0%
	44	Fannie Mae, 6.000%, 11/01/17
		(Cost $44)	44	0.0

		Securities Lending Collateral(10): 9.3%
	4,074,153	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $4,074,505, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $4,155,636, due 08/15/18-02/15/37)	4,074,153	1.0
	9,401,340	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $9,402,167, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $9,589,367, due 10/12/17-05/20/67)	9,401,340	2.2
	9,401,340	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $9,402,175, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $9,589,367, due 12/01/17-06/01/51)	9,401,340	2.2
	9,401,340	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/29/17, 1.10%, due 10/02/17 (Repurchase Amount $9,402,190, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $9,589,368, due 02/15/43-02/15/44)	9,401,340	2.2
	7,297,781	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $7,298,501, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,457,109, due 01/15/19-02/15/46)	7,297,781	1.7
			39,575,954	9.3

		Collateralized Mortgage Obligations: 0.0%
	3,280	Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17
		(Cost $3,279)	3,284	0.0

		Foreign Government Bonds: 0.0%
ARS	400,000	Republic of Argentina, 21.200%, 09/19/18
		(Cost $26,728)	22,999	0.0

		U.S. Treasury Obligations: 0.3%
	1,000,000	United States Treasury Note, 0.625%, 06/30/18
		(Cost $996,009)	995,157	0.3

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 8.0%
34,231,000	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
		(Cost $34,231,000)	$34,231,000	8.0

	Total Short-Term Investments
	(Cost $75,251,625)		75,257,691	17.7

	Total Investments in Securities (Cost $443,627,744)		$470,433,060	110.4
	Liabilities in Excess of Other Assets		(44,171,616)	(10.4)
	Net Assets		$426,261,444	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Settlement is on a when-issued or delayed-delivery basis.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of September 30, 2017.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$18,894,168	$5,789,125	$–	$24,683,293
Consumer Staples	13,247,530	4,384,350	–	17,631,880
Energy	11,652,508	1,335,241	–	12,987,749
Financials	27,731,515	10,548,194	–	38,279,709
Health Care	22,421,708	4,664,075	–	27,085,783
Industrials	19,054,721	6,989,590	–	26,044,311
Information Technology	34,367,986	2,826,164	–	37,194,150
Materials	6,865,039	3,631,238	–	10,496,277
Real Estate	8,388,776	1,892,308	–	10,281,084
Telecommunication Services	2,533,491	1,776,457	–	4,309,948
Utilities	7,109,256	1,539,682	–	8,648,938
Total Common Stock	172,266,698	45,376,424	–	217,643,122
Exchange-Traded Funds	49,403,689	–	–	49,403,689
Mutual Funds	36,413,385	–	–	36,413,385
Preferred Stock	82,815	593,777	–	676,592
Purchased Options	–	–	–	–
Corporate Bonds/Notes	–	23,338,884	–	23,338,884
Collateralized Mortgage Obligations	–	10,582,983	–	10,582,983
U.S. Treasury Obligations	–	24,809,067	–	24,809,067
Asset-Backed Securities	–	11,786,929	250,000	12,036,929
U.S. Government Agency Obligations	–	11,659,179	–	11,659,179
Foreign Government Bonds	–	3,832,690	–	3,832,690
Commercial Mortgage-Backed Securities	–	4,778,849	–	4,778,849
Short-Term Investments	34,231,000	41,026,691	–	75,257,691
Total Investments, at fair value	$292,397,587	$177,785,473	$250,000	$470,433,060
Other Financial Instruments+
Centrally Cleared Swaps	–	41,497	–	41,497
Forward Foreign Currency Contracts	–	7,066	–	7,066
Futures	1,187,463	–	–	1,187,463
Total Assets	$293,585,050	$177,834,036	$250,000	$471,669,086
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(36,290)	$–	$(36,290)
Forward Foreign Currency Contracts	–	(52,390)	–	(52,390)
Futures	(234,416)	–	–	(234,416)
Total Liabilities	$(234,416)	$(88,680)	$–	$(323,096)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class P	$12,708,187	$715,335	$(453,914)	$(185,583)	$12,784,025	$461,590	$3,730	$-
Voya High Yield Bond Fund - Class P	16,960,007	804,151	(960,725)	287,655	17,091,088	784,565	7,682	-
	$29,668,194	$1,519,486	$(1,414,639)	$102,072	$29,875,113	$1,246,155	$11,412	$-

The financial statements for the above mutual fund(s) can be found at www.sec.gov.

At September 30, 2017, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB 583,556	USD 9,987	Barclays Bank PLC	10/20/17	$100
USD 459,630	RUB 28,351,817	Barclays Bank PLC	10/20/17	(30,418)
USD 84,738	PLN 309,602	Citibank N.A.	10/20/17	(106)
RON 233,292	USD 58,987	Citibank N.A.	10/20/17	1,046
USD 109,848	TRY 397,825	Citibank N.A.	10/20/17	(1,236)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 57,919	RON 232,271	Citibank N.A.	10/20/17	$(1,852)
USD 234	RON 923	Citibank N.A.	10/20/17	(4)
USD 10,318	RUB 623,834	Citibank N.A.	10/20/17	(464)
COP 56,409,972	USD 18,515	Citibank N.A.	11/17/17	587
USD 243,334	COP 737,860,303	Citibank N.A.	11/17/17	(6,525)
USD 431,716	BRL 1,374,281	Citibank N.A.	11/17/17	550
USD 3,926	PEN 12,894	Citibank N.A.	11/17/17	(17)
USD 119,946	IDR 1,604,642,758	Citibank N.A.	12/15/17	1,684
HUF 32,576,983	USD 126,721	Goldman Sachs International	10/20/17	(3,107)
USD 301,424	HUF 81,166,174	Goldman Sachs International	10/20/17	(6,563)
USD 139,920	MXN 2,513,932	HSBC Bank USA N.A.	11/17/17	2,907
RUB 219,171	USD 3,598	JPMorgan Chase Bank N.A.	10/20/17	190
USD 1,808	TRY 6,547	JPMorgan Chase Bank N.A.	10/20/17	(20)
USD 96,907	CLP 63,153,144	JPMorgan Chase Bank N.A.	11/17/17	(1,666)
USD 76,382	PEN 250,000	JPMorgan Chase Bank N.A.	11/17/17	(72)
HUF 93,696	USD 353	Morgan Stanley Capital Services LLC	10/20/17	2
USD 12,981	BRL 41,523	Morgan Stanley Capital Services LLC	11/17/17	(46)
BRL 121,849	USD 38,523	The Bank of New York Mellon	11/17/17	(294)
				$(45,324)

At September 30, 2017, the following futures contracts were outstanding for Voya Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	227	12/15/17	$16,944,415	$1,042,634
S&P 500 E-Mini	44	12/15/17	5,535,420	78,436
Tokyo Price Index (TOPIX)	58	12/07/17	8,633,637	21,326
U.S. Treasury 10-Year Note	25	12/19/17	3,132,812	(35,792)
U.S. Treasury 2-Year Note	87	12/29/17	18,766,171	(43,428)
U.S. Treasury 5-Year Note	10	12/29/17	1,175,000	(5,410)
U.S. Treasury Ultra Long Bond	19	12/19/17	3,137,375	(59,846)
			$57,324,830	$997,920
Short Contracts
Mini MSCI EAFE Index	(87)	12/15/17	(8,606,040)	(89,940)
U.S. Treasury Ultra 10-Year Note	(25)	12/19/17	(3,358,203)	45,067
			$(11,964,243)	$(44,873)

At September 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	1.785%	10/13/22	USD	1,701,000	$(19,106)	$(19,106)
Pay	3-month USD-LIBOR	2.099	10/13/25	USD	58,000	(483)	(483)
Pay	3-month USD-LIBOR	2.372	10/13/30	USD	612,000	(2,872)	(2,872)
Pay	3-month USD-LIBOR	2.510	10/13/35	USD	729,000	311	311
Receive	3-month USD-LIBOR	1.036	10/13/18	USD	3,984,000	21,808	21,808
Receive	3-month USD-LIBOR	1.668	10/30/19	USD	7,138,000	10,976	10,976
Receive	3-month USD-LIBOR	1.453	10/13/20	USD	715,000	8,402	8,402
Receive	3-month USD-LIBOR	2.593	10/13/40	USD	221,000	(1,740)	(1,740)
Receive	3-month USD-LIBOR	2.619	10/13/45	USD	1,071,000	(12,089)	(12,089)
						$5,207	$5,207

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap	Citibank N.A.	1.968%	Receive	3-month USD-LIBOR	10/02/2017	USD	10,161,000	$23,624	$–
								$23,624	$–

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$7,066
Equity contracts	Futures contracts	1,142,396
Interest rate contracts	Futures contracts	45,067
Interest rate contracts	Interest rate swaps	41,497
Total Asset Derivatives		$1,236,026

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$52,390
Interest rate contracts	Futures contracts	234,416
Interest rate contracts	Interest rate swaps	36,290
Total Liability Derivatives		$323,096

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Barclays Bank PLC	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$100	$3,867	$-	$2,907	$190	$2	$-	$7,066
Total Assets	$100	$3,867	$-	$2,907	$190	$2	$-	$7,066

Liabilities:
Forward foreign currency contracts	$30,418	$10,204	$9,670	$-	$1,758	$46	$294	$52,390
Total Liabilities	$30,418	$10,204	$9,670	$-	$1,758	$46	$294	$52,390

Net OTC derivative instruments by counterparty, at fair value	$(30,318)	$(6,337)	$(9,670)	$2,907	$(1,568)	$(44)	$(294)	$(45,324)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(30,318)	$(6,337)	$(9,670)	$2,907	$(1,568)	$(44)	$(294)	$(45,324)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $445,983,138.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$31,933,859
Gross Unrealized Depreciation	(6,410,699)

Net Unrealized Appreciation	$25,523,160

Item 2. Controls and Procedures.

(a)       Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)       There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2017